SCHEDULE OF PLANT AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,401,777	$ 7,423,966
Less: accumulated depreciation	(4,047,571)	(3,689,809)
Property, plant and equipment, net	4,354,206	3,734,157
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,265,243	1,024,258
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,794,950	2,777,723
Land, Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,681,984	2,665,452
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	350,335	207,862
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,234,330	674,198
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 74,935	$ 74,473